Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Income Data by Operating Segment
Result by segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(57.2)	(4,358.9)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	23.3	909.6	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(55.9)	(548.0)	(47.1)	(595.1)
Operating profit before financial income (expense)	23.9	28.3	126.8	215.2	(32.6)	361.6	(47.1)	314.5
Financial income (expense), net							(193.3)	(193.3)
Foreign exchange loss, net							(0.5)	(0.5)
Profit before taxes on income								120.7
Income tax benefit							43.6	43.6

Profit for the period								164.3

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4	—	4,540.4
Cost of sales and services	(1,382.3)	(326.9)	(953.2)	(912.5)	(53.3)	(3,628.2)	—	(3,628.2)
Gross profit	161.6	85.7	291.2	354.2	19.5	912.2	—	912.2
Operating income (expense)	(145.5)	(76.4)	(141.5)	(203.4)	(386.4)	(953.2)	(69.5)	(1,022.7)
Operating profit before financial income (expense)	16.1	9.3	149.7	150.8	(366.9)	(41.0)	(69.5)	(110.5)
Financial income (expense), net							(123.5)	(123.5)
Foreign exchange loss, net							28.2	28.2
Loss before taxes on income								(205.8)
Income tax benefit							2.3	2.3

Loss for the period								(203.5)

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Revenue	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2	—	4,197.2
Cost of sales and services	(1,263.9)	(488.4)	(923.4)	(827.6)	(34.3)	(3,537.6)	—	(3,537.6)
Gross profit	52.5	106.0	206.7	304.6	(10.2)	659.6	—	659.6
Operating income (expense)	(57.1)	(89.0)	(76.9)	(143.2)	(23.1)	(389.3)	(69.0)	(458.3)
Operating profit before financial income (expense)	(4.6)	17.0	129.8	161.4	(33.3)	270.3	(69.0)	201.3
Financial income (expense), net							(199.4)	(199.4)
Foreign exchange gain (loss), net							25.5	25.5
Profit before taxes on income								27.4
Income tax expense							(70.9)	(70.9)

Loss for the period								(43.5)

Summary of Revenue by Geographic Area and Operating Segment
Revenue by geographic area and operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	—	3,282.3
Europe	293.8	304.9	226.9	305.1	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	—	204.5
Latin America, except Brazil	32.2	—	21.4	44.6	—	98.2
Brazil	4.2	141.9	85.7	141.4	80.5	453.7
Others	27.2	0.5	—	71.4	—	99.1

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
North America	1,234.7	2.9	914.1	706.0	—	2,857.7
Europe	234.9	194.0	212.6	242.8	0.1	884.4
Asia Pacific	—	3.6	—	97.3	—	100.9
Latin America, except Brazil	—	1.4	20.0	31.6	—	53.0
Brazil	2.4	210.2	87.8	132.1	72.7	505.2
Others	71.9	0.5	9.9	56.9	—	139.2

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total

North America	687.6	58.1	807.2	614.0	1.3	2,168.2
Europe	494.5	158.7	229.1	234.4	—	1,116.7
Asia Pacific	3.3	80.8	27.6	97.9	—	209.6
Latin America, except Brazil	—	3.0	4.1	30.7	—	37.8
Brazil	1.8	285.8	62.1	106.1	22.8	478.6
Others	129.2	8.0	—	49.1	—	186.3

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Summary of Revenue by Category and Operating Segment
Revenue by category and operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	—	457.3
Others	12.7	—	—	17.7	0.7	31.1
Service	—	41.3	—	956.3	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	11.1	458.3

Total	1,846.8	515.4	1,408.2	1,417.6	80.5	5,268.5

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,540.6	26.0	1,244.4	—	31.1	2,842.1
Long-term contracts - aircraft and development	—	312.4	—	—	—	312.4
Others	3.3	6.5	—	1.4	0.8	12.0
Service	—	59.5	—	838.1	35.2	932.8
Spare Parts	—	8.2	—	427.2	5.7	441.1

Total	1,543.9	412.6	1,244.4	1,266.7	72.8	4,540.4

12.31.2021
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total
Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts - aircraft and development	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

Summary of Assets by Operating Segment
Assets by operating segment

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	544.9	176.1	447.5	594.0	8.2	1,770.7	—	1,770.7
Intangible assets	1,191.4	92.9	905.2	31.0	82.6	2,303.1	27.9	2,331.0

Total	1,736.3	269.0	1,352.7	625.0	90.8	4,073.8	27.9	4,101.7

12.31.2022 (Recast)
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Unallocated	Total
Property, plant and equipment	542.8	193.2	396.5	510.3	6.4	1,649.2	—	1,649.2
Intangible assets	1,193.3	69.4	881.3	9.0	44.3	2,197.3	49.2	2,246.5

Total	1,736.1	262.6	1,277.8	519.3	50.7	3,846.5	49.2	3,895.7

Summary of Assets by Geographical Area
Assets by geographic area

12.31.2023
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	399.2	336.1	69.6	965.8	1,770.7
Intangible assets	158.5	55.3	—	2,117.2	2,331.0

Total	557.7	391.4	69.6	3,083.0	4,101.7

12.31.2022
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	351.1	263.0	69.0	966.1	1,649.2
Intangible assets	107.8	45.3	—	2,093.4	2,246.5

Total	458.9	308.3	69.0	3,059.5	3,895.7